Summary Prospectus and Prospectus Supplement Supplement dated August 29, 2018
AC Alternatives Income Fund
(Prospectus dated March 1, 2018 as revised June 1, 2018)
Diversified Bond Fund ■ Equity Income Fund ■ Value Fund
(Prospectuses dated August 1, 2018)
Emerging Markets Fund
(Prospectus dated April 1, 2018)
Global Bond Fund
(Prospectus dated March 1, 2018)
Intermediate-Term Tax-Free Bond Fund
(Prospectus dated October 1, 2017)

The advisor has determined to not offer T Class shares and, therefore, all references to T Class shares are hereby deleted.

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CL-SPL-94419 1808